Equity - Additional Information (Detail) - TRY (₺) ₺ / shares in Units, ₺ in Thousands		12 Months Ended
	Sep. 13, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 05, 2024
Equity
Share capital authorized		2,200,000,000	2,200,000,000
Share capital, issued and fully paid shares		2,200,000,000	2,200,000,000
Share capital, par value		₺ 1		₺ 1
Number of shares pledged as security		995,509	995,509
First level legal reserves as percentage of distributable income per statutory accounts each year		5.00%
Ceiling on the first legal reserves as percentage of paid-up capital		20.00%
Second legal reserves		10.00%
Minimum obligatory dividend pay-out as percentage of paid-up capital		5.00%
Ceiling on the second legal reserves as percentage of paid-up capital		50.00%
Number of own shares purchased		1,000,000
Dividends	₺ (2,484,979)		₺ (2,391,534)
Dividends per share	₺ 1.0272
Minimum
Equity
Price of own shares purchased		₺ 33.46
Maximum
Equity
Price of own shares purchased		₺ 34.00